Summary of Sensitivity of Significant Actuarial Assumptions (Details) $ in Millions	Oct. 31, 2022 CAD ($)
Principal pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 996
1 year/percentage increase in assumption	(790)
Principal pension plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(199)
1 year/percentage increase in assumption	183
Principal pension plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(117)
1 year/percentage increase in assumption	114
Principal post retirement benefit plan [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	47
1 year/percentage increase in assumption	(38)
Principal post retirement benefit plan [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(9)
1 year/percentage increase in assumption	9
Principal post retirement benefit plan [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(6)
1 year/percentage increase in assumption	7
Other pension and post retirement benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	225
1 year/percentage increase in assumption	(190)
Other pension and post retirement benefit plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(63)
1 year/percentage increase in assumption	$ 62